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AMERICAS
US Legal Services

Gina M. Butch
Paralegal
(860) 723-2274
Fax: (860) 723-2215
gina.butch@us.ing.com

February 23, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attn: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: Pension IRA - Individual Deferred Variable Annuity Contracts for Individual Retirement Annuities (Section 408(b)) and Simplified Employee Pension Plans (Section 408(k))
File Nos. 33-75992 and 811-2513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act") this is to certify that the Contract Prospectus Supplement and Statement of Additional Information Supplement contained in Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 ("Amendment No. 32") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 32 which was declared effective on February 21, 2005. The text of Amendment No. 32 was filed electronically on February 15, 2005.

If you have any questions regarding this submission, please contact the undersigned at (860) 723-2274.

Sincerely,

/s/ Gina M. Butch

Gina M. Butch

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Company